[LOGO] EATON VANCE
       --------------
          MUTAL FUNDS


[PHOTO OF STATUE OF LIBERTY]





                         ANNUAL REPORT DECEMBER 31, 1999



[PHOTO OF STREET SIGN OF WALL ST, NY]



                                     CAPITAL
                                    EXCHANGE
                                      FUND



                     Global Management--Global Distribution



[PHOTO OF CALCULATOR -- INCOME TAX 1120 FORM]

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 1999

LETTER TO SHAREHOLDERS

[PHOTO]
James B. Hawkes
President

During the year ended December 31, 1999, Capital Exchange Fund had a total return of 17.27%(1). This return resulted from an increase in net asset value to $562.03 per share on December 31, 1999 from $482.62 per share on December 31, 1998, and the reinvestment of $3.550 per share in dividends. For comparison, the average total return for mutual funds in the Lipper Multi-Cap Core Classification was 22.45% during the period.(2)

A ROBUST ECONOMY AND TAME INFLATION PROVIDED THE BACKDROP FOR U.S. EQUITY MARKETS IN 1999 ...

The U.S. economy continued to expand strongly in the past year, with gross domestic product rising at a 5.8% annual pace in the fourth quarter. With unemployment at a 30-year low, consumer confidence remained high, providing a boost to retail activity. Remarkably, the robust economy and ebullient consumer attitudes have not resulted in higher inflation. Continuing global competition, increased productivity and the enhanced use of technology have generally helped keep inflation pressures in check. The Federal Reserve, however, raised its benchmark Federal Funds target rate three times during the year in a preemptive strike against inflation.

U.S. equity markets, undeterred by interest rate activity, continued to break new ground, with all major indices reaching record highs. However, the majority of market returns came from a very narrow group of stocks in the high-flying and volatile technology sector.

 ... WHILE OUR TAX-MANAGED STRATEGY ALLOWED YOU TO KEEP MORE OF YOUR RETURN ...

We believe that such volatility underscores the benefits of a tax-conscious investment outlook. High volatility often means high portfolio turnover, which leads to a bigger tax bite. But Tax-Managed Growth Portfolio, in which Capital Exchange Fund invests, uses tax-efficient strategies to achieve its objective of long-term after-tax returns for its shareholders. On the following pages, Portfolio Manager Duncan W. Richardson discusses the past 12 months and shares his thoughts about the U.S.equity markets.

                             Sincerely,


                             /s/ James B. Hawkes

                             James B. Hawkes
                             President
                             February 10, 2000



--------------------------------------------------------------------------------
FUND INFORMATION
AS OF DECEMBER 31, 1999

PERFORMANCE(1)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
One Year                                 17.27%
Five Years                               27.42
Ten Years                                18.69
Life of Fund (3/29/66)                   11.91


TEN LARGEST EQUITY HOLDINGS(3)
--------------------------------------------------------------------------------
BY TOTAL NET ASSETS
American International Group, Inc.        2.3%
Lexmark International Group, Inc.         2.3
Omnicom Group, Inc.                       1.9
Home Depot, Inc. (The)                    1.7
Cisco Systems, Inc.                       1.7
Automatic Data Processing, Inc.           1.6
Nokia Corp., Class A, ADR                 1.6
General Electric Co.                      1.6
Marsh & McLennan Cos., Inc.               1.5
Intel Corp.                               1.5

(1) Returns are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2) It is not possible to invest directly in a Lipper Classification.
(3) Ten largest holdings are held by Tax-Managed Growth Portfolio and may not be representative of the Portfolio's current or future investments. Holdings accounted for 17.7% of the Portfolio's total net assets, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 1999

MANAGEMENT DISCUSSION

AN INTERVIEW WITH DUNCAN W. RICHARDSON,
VICE PRESIDENT AND PORTFOLIO MANAGER OF
TAX-MANAGED GROWTH PORTFOLIO.

[PHOTO]
Duncan W. Richardson
Portfolio Manager

Q: DUNCAN, THE STOCK MARKET WAS QUITE VOLATILE IN 1999, WITH VERY NARROW MARKET LEADERSHIP. HOW DID THIS AFFECT YOUR MANAGEMENT OF THE PORTFOLIO?

A: The market rewarded a high level of risk-taking in 1999. It was an unusual market in which the companies earning the least (or even those with losses) actually made more money for their investors than the companies with solid levels of earnings. I believe an increasing participation by valuation-insensitive investors is creating an increasingly speculative and news-driven market. We continued with our approach over the last year, attempting to manage the valuation and stock-specific risks taken within the Portfolio.

Q:   HOW DID THE PORTFOLIO PERFORM IN THIS CONTEXT?

A: Our approach has achieved excellent returns, in excess of our peer group of funds over the last several years, though this was not the case in calendar 1999. There were three impediments to the Portfolio's performance over the past year. First, the high level of diversification in the Portfolio was not suited for the narrowest stock market ever. Secondly, our typical overweighting of growth sectors and underweighting in cyclicals was out-of-sync with last year's best-performing sectors. Third, we had several companies in the Portfolio that had unanticipated fundamental disappointments.

     The narrowness of the market in 1999 was remarkable. Barely two dozen names drove 100% of the appreciation in the S&P 500 index. A small universe of stocks was bid up to what we believed were excessive valuations. We are not interested in the highest growth companies at any price, but rather, the more dependable growth companies at reasonable prices. This narrowing of market breadth has accelerated since April 1998, when the overall market breadth peaked. The average stock has actually declined in value since that time, while the S&P 500 advanced by nearly 30% (to year-end).

     In Tax-Managed Growth Portfolio, we don't chase sector performance, and thus didn't significantly overweight any particular sector again this year. We did slightly emphasize our traditional growth sectors (e.g., financials, healthcare and consumer staples) and avoid most cyclicals (e.g., basic industry and energy). Each of the traditional growth sector biases was unproductive over the last year.

     The financial sector appeared undervalued relative to the rest of the market, but became more so as interest rates rose through most of the year. Drug stocks continued to be hurt by the political uncertainty surrounding potential healthcare legislation, and consumer stocks had another tough year. As the Asian crisis appeared to have passed, there was a renewed interest in cyclicals, and energy stocks performed well as the price of oil more than doubled. Finally, in the technology sector, we reduced our overweighting to a slight underweighting during the year because of our sensitivity to valuations.

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 1999

MANAGEMENT DISCUSSION

Q: YOU MENTIONED THAT THERE WERE SOME FUNDAMENTAL DISAPPOINTMENTS THAT HAD AN IMPACT ON THE PORTFOLIO'S PERFORMANCE. WHAT ARE SOME EXAMPLES?

A: We had several different company-specific earnings shortfalls, and each was met with ferocious selling in the market. The pressure for short-term performance made many market participants intolerant of any short-term disappointments. One out of every eight stocks in the S&P 500 experienced a 15% single-day decline in 1999. Gillette, in which we have been building a position over the last several years, swung wildly from the mid-$30s to the $60s and back, on news of earnings disappointments. This is an investment we believe will be productive over the next three to five years; however, in the near-term, the stock remains near the low of its two-year price range. Last year, Xerox proved the pessimist's lament of "things can always get worse" as earnings warnings were followed by even worse earnings shortfalls and further warnings. The volatility and near-term setbacks were frustrating, but our relatively small single-stock positions and our sell discipline of taking losses early shielded the Portfolio from large capital losses. We remain focused on evaluating long-term earnings prospects and making investments in the best risk/reward situations available.

Q: MANY OF THE STOCKS THAT DID PERFORM WELL WERE INCREDIBLY VOLATILE. WHAT IS YOUR STANCE REGARDING THAT KIND OF RISK?

A: Increasing volatility is likely to be with us for awhile. Fortunately, our longer time horizon and tax-sensitive approach allow us to use the volatility of the market to our advantage. We decline to participate in the more volatile areas of the market and will continue to keep an eye toward valuation and fundamental risks, in addition to tax-efficiency. We are generally purchasing slightly out-of-favor stocks and sectors and paring back our positions in the over-loved portions of the market. In this way, we attempt to improve upon the underlying earnings progress of our long-term investments and maintain a lower beta (volatility level) than the market and our peer group of funds.

     Having a valuation discipline allows the Portfolio to benefit from the emotionally driven moves in individual stocks and sectors. We did a lot of "seed-planting" in 1999 in stocks that should work out in our favor over time, similar to our past investments in Oracle, Nokia and Analog Devices. We had several opportunities over the prior few years to buy each of these companies in size within the Portfolio. Our patience was rewarded last year as each of the investments more than doubled. A volatile market can create tremendous opportunities for long-term investors.

Q:   WHAT IS YOUR OUTLOOK FOR THE MARKET IN THE YEAR AHEAD?

A: The narrowness of the market, combined with higher valuations, has created a higher-risk equity environment, one in which you can expect continued, perhaps even increased, volatility. There have been some small encouraging signs early this year that speculation is subsiding and the market is paying more attention to fundamentals. I would emphasize, however, that this is not a time for complacency in the U.S. equity market and that investors should continue to focus on their tolerance for risk and realistically assess the time horizon for their equity investments. We continue to anticipate a resumption of historic market returns closer to their 10% per annum average.

     Our research-driven process, which is focused on valuation and fundamental risks, has typically resulted in strong risk-adjusted returns. We believe our strategy is well-suited to the taxable investor with a long-term time horizon. The Eaton Vance research team thanks shareholders for their continued participation in the Capital Exchange Fund. We remain committed to providing a vehicle to help meet longer-term financial objectives.

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
--------------------------------------------------------
Investment in Tax-Managed Growth
   Portfolio, at value
   (identified cost, $117,400,705)        $1,363,459,945
--------------------------------------------------------
TOTAL ASSETS                              $1,363,459,945
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for Fund shares redeemed          $      589,291
Payable to affiliate for Trustees' fees            1,325
Accrued expenses                                  28,829
--------------------------------------------------------
TOTAL LIABILITIES                         $      619,445
--------------------------------------------------------
NET ASSETS FOR 2,424,874 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $1,362,840,500
--------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost), less the
   excess of cost of Fund shares
   redeemed over proceeds from sales of
   Fund shares (including shares issued
   to shareholders electing to receive
   payment of distributions in Fund
   shares)                                $  126,145,824
Accumulated undistributed net investment
   income                                         87,926
Accumulated federal tax on undistributed
   net realized long-term capital gain,
   paid on behalf of the shareholders         (9,452,490)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                        1,246,059,240
--------------------------------------------------------
TOTAL                                     $1,362,840,500
--------------------------------------------------------
Net Asset Value and Redemption
Price Per Share
--------------------------------------------------------
($1,362,840,500  DIVIDED BY 2,424,874
   SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)       $       562.03
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1999
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $94,905)             $ 11,401,032
Interest allocated from Portfolio            3,340,433
Expenses allocated from Portfolio           (5,799,401)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  8,942,064
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees fees and expenses                $     10,892
Legal and accounting services                   26,476
Transfer and dividend disbursing agent
   fees                                         21,204
Custodian fee                                   14,598
Printing and postage                             9,697
Registration fees                                   90
Miscellaneous                                    3,210
------------------------------------------------------
TOTAL EXPENSES                            $     86,167
------------------------------------------------------

NET INVESTMENT INCOME                     $  8,855,897
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 73,079,745
   Foreign currency transactions                  (603)
------------------------------------------------------
NET REALIZED GAIN                         $ 73,079,142
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $121,788,804
   Foreign currency                             (3,301)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $121,785,503
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $194,864,645
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $203,720,542
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                   YEAR ENDED         PERIOD ENDED                YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS  DECEMBER 31, 1999  DECEMBER 31, 1998(1)        OCTOBER 31, 1998
--------------------------------------------------------------------------------------------------
From operations --
   Net investment income            $    8,855,897          $      300,037          $  1,245,577
   Net realized gain                    73,079,142               1,462,965             4,174,699
   Net change in unrealized
      appreciation (depreciation)      121,785,503              70,490,863            19,737,202
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $  203,720,542          $   72,253,865          $ 25,157,478
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income       $   (8,764,849)         $     (600,890)         $ (1,128,567)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS
   TO SHAREHOLDERS                  $   (8,764,849)         $     (600,890)         $ (1,128,567)
--------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Issued in reorganization of
   Depositors, Diversification,
   The Exchange Fund of Boston,
   Fiduciary
     Exchange, Second Fiduciary
   Exchange and Vance Sanders
   Exchange Funds                   $           --          $  993,844,081          $         --
   Net asset value of shares
   issued to shareholders in
   payment of distributions
   declared                              1,600,476                 532,597               286,965
   Cost of shares redeemed             (66,435,335)               (665,148)           (7,318,503)
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS               $  (64,834,859)         $  993,711,530          $ (7,031,538)
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS          $  130,120,834          $1,065,364,505          $ 16,997,373
--------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------
At beginning of year                $1,232,719,666          $  167,355,161          $150,357,788
--------------------------------------------------------------------------------------------------
AT END OF YEAR                      $1,362,840,500          $1,232,719,666          $167,355,161
--------------------------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
--------------------------------------------------------------------------------------------------
AT END OF YEAR                      $       87,926          $           --          $    312,700
--------------------------------------------------------------------------------------------------

 (1)  For the two-month period ended December 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                YEAR ENDED    PERIOD ENDED          YEAR ENDED OCTOBER 31,
                                DECEMBER 31,  DECEMBER 31,  --------------------------------------
                                1999          1998(1)         1998      1997      1996      1995
--------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                       $  482.620    $  426.610   $366.870  $280.570  $230.960  $176.610
--------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------
Net investment income            $    3.588    $    0.450   $3.120    $2.704    $2.562    $  2.657
Net realized and unrealized
   gain                              79.372        56.802   59.420    86.191    49.548      56.480
--------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS     $   82.960    $   57.252   $62.540   $88.895   $52.110   $ 59.137
--------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------
From net investment income       $   (3.550)   $   (1.242)  $(2.800 ) $(2.340 ) $(2.500 ) $ (2.700)
From net realized gain                   --            --       --        --        --      (0.025)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS              $   (3.550)   $   (1.242)  $(2.800 ) $(2.340 ) $(2.500 ) $ (2.725)
--------------------------------------------------------------------------------------------------
PROVISION FOR FEDERAL TAX ON
   UNDISTRIBUTED NET REALIZED
   LONG-TERM GAIN                $       --    $       --   $   --    $(0.255 ) $   --    $ (2.062)
--------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR   $  562.030    $  482.620   $426.610  $366.870  $280.570  $230.960
--------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       17.27%        13.43%   17.07%    31.79%    22.67%      32.56%
--------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                      $1,362,841    $1,232,720   $167,355  $150,358  $135,874  $114,643
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         0.47%         0.61%(4)   0.55%   0.64%     0.76%       0.76%
   Net investment income               0.70%         0.45%(4)   0.75%   0.81%     1.01%       1.32%
Portfolio Turnover of the
   Fund(5)                               --            --       --        --        --           2%
Portfolio Turnover of the
   Portfolio(5)                          11%            3%      12%       14%        6%         --
--------------------------------------------------------------------------------------------------

 (1)  For the two-month period ended December 31, 1998.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) Portfolio Turnover of the Fund represents the rate of portfolio activity while the Fund was making investments directly in securities. The Fund began investing in the Portfolio on December 1, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Capital Exchange Fund (the Fund) is a diversified series of Eaton Vance Series Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests of the Tax-Managed Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (9.0% at December 31, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and net realized short-term capital gain. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $35,873, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2006. The Fund generally designates as undistributed any taxable net realized long-term gain (but reserves the right to distribute such gain in any year) and pays the federal tax thereon on behalf of shareholders. Provision for such tax is recorded on the Fund's records on the last business day of the Fund's fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date.

 D Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to distribute all or substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses). Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              YEAR ENDED    PERIOD ENDED  YEAR ENDED
                                              DECEMBER 31,  DECEMBER 31,  OCTOBER 31,
                                              1999          1998(1)       1998
    ----------------------------------------------------------------------------------
    Issued in reorganization of Depositors,
     Diversification, The Exchange Fund of
     Boston, Fiduciary Exchange Fund, Second
     Fiduciary Exchange and Vance Sanders
     Exchange Funds                                     --     2,162,273            --
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     3,132         1,156           691
    Redemptions                                   (132,500)       (1,474)      (18,239)
    ----------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                       (129,368)    2,161,955       (17,548)
    ----------------------------------------------------------------------------------

 (1)  For the two-month period ended December 31, 1998.

4 Investment Transactions
-------------------------------------------
   Decreases in the Fund's investment in the Portfolio aggregated $73,094,080 for the year ended December 31, 1999.

5 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

   Certain officers and Trustees of the Fund are officers of the above organizations.

6 Fund Reorganization
-------------------------------------------
   Effective November 1, 1998, the Fund changed its fiscal year-end to December 31. Effective on December 18, 1998, the Fund acquired the net assets of Depositors Fund, Diversification Fund, The Exchange Fund of Boston, Fiduciary Exchange Fund, Second Fiduciary Exchange Fund and Vance Sanders Exchange Fund, pursuant to an Agreement and Plan of Reorganization dated October 19, 1998. In accordance with the agreement, the Fund, at closing, issued shares as follows:

                                                          AGGREGATE    NET ASSET
                                               SHARES     VALUE OF     VALUE PER
    FUND                                       ISSUED   SHARES ISSUED    SHARE
    -----------------------------------------------------------------------------
    Depositors Fund                           238,033   $109,407,203    $459.63
    Diversification Fund                      281,027    129,168,519     459.63
    The Exchange Fund of Boston               280,926    129,121,906     459.63
    Fiduciary Exchange Fund                   192,407     88,434,566     459.63
    Second Fiduciary Exchange Fund            275,340    126,554,447     459.63
    Vance Sanders Exchange Fund               894,540    411,157,440     459.63

   The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The net assets acquired, including unrealized appreciation at the date of the transaction, were as follows:

    FUND                                      ACQUIRED NET ASSETS  UNREALIZED APPRECIATION
    --------------------------------------------------------------------------------------
    Depositors Fund                              $109,407,203           $105,065,477
    Diversification Fund                          129,168,519            113,551,006
    The Exchange Fund of Boston                   129,121,906            116,460,407
    Fiduciary Exchange Fund                        88,434,566             79,600,603
    Second Fiduciary Exchange Fund                126,554,447            107,900,682
    Vance Sanders Exchange Fund                   411,157,440            370,240,803

   Directly after the merger, the combined net assets of the Fund were $1,173,720,711 and the net asset value was $459.63.

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF CAPITAL EXCHANGE FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Capital Exchange Fund as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended December 31, 1999, the two-month period ended December 31, 1998 and the year ended October 31, 1998, and the financial highlights for the year ended December 31, 1999, the two-month period ended December 31, 1998 and each of the years in the four-year period ended October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Capital Exchange Fund as of December 31, 1999, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 11, 2000

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 95.4%

                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------
Advertising and Marketing Services -- 4.0%
-----------------------------------------------------------------------
ACNielsen Corp.(1)                              45,668  $     1,124,573
Advo, Inc.(1)                                  170,000        4,037,500
Catalina Marketing Corp.(1)                     20,000        2,315,000
Harte-Hanks Communications, Inc.               135,487        2,946,842
IMS Health, Inc.                               498,012       13,539,701
Interpublic Group of Companies, Inc.         2,397,899      138,328,799
Lamar Advertising Co.(1)                       100,000        6,056,250
Lamar Advertising Co.(1)(2)(3)                 400,000       24,216,521
Lamar Advertising Co.(1)(2)(3)                 250,000       15,126,998
Navigant Consulting, Inc.(1)                   496,795        5,402,646
Navigant International, Inc.(1)                 59,630          696,926
Omnicom Group, Inc.                          2,899,018      289,901,800
R.H. Donelley Corp.(1)                           8,153          153,888
Snyder Communications, Inc.(1)                 482,500        9,288,125
TMP Worldwide, Inc.(1)                          59,790        8,490,180
True North Communications, Inc.                513,715       22,956,639
Valassis Communications, Inc.(1)               975,000       41,193,750
Ventiv Health, Inc.(1)                         160,833        1,477,653
WPP Group PLC                                  488,000        7,715,670
Young and Rubicam, Inc.                        186,000       13,159,500
-----------------------------------------------------------------------
                                                        $   608,128,961
-----------------------------------------------------------------------
Aerospace and Defense -- 0.2%
-----------------------------------------------------------------------
Boeing Company (The)                           284,081  $    11,807,117
Honeywell International, Inc.                  119,536        6,895,733
Raytheon Co., Class B                          213,564        5,672,794
Teledyne Technologies, Inc.(1)                  16,830          158,833
-----------------------------------------------------------------------
                                                        $    24,534,477
-----------------------------------------------------------------------
Apparel and Textiles -- 0.0%
-----------------------------------------------------------------------
Shaw Industries, Inc.(2)(3)                    325,000  $     5,014,261
Unifi, Inc.(1)                                  50,000          615,625
-----------------------------------------------------------------------
                                                        $     5,629,886
-----------------------------------------------------------------------
Auto and Parts -- 0.4%
-----------------------------------------------------------------------
Aftermarket Technology Corp.(1)                 46,000  $       549,125
Borg-Warner Automotive, Inc.                   230,270        9,325,935
DaimlerChrysler                                 19,952        1,561,244
Dana Corp.                                      46,137        1,381,226
                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------

Auto and Parts (continued)
-----------------------------------------------------------------------
Delphi Automotive Systems                        5,290  $        83,318
Ford Motor Co.                                 152,609        8,155,043
General Motors Corp.                            10,996          799,272
Genuine Parts Co.                              147,059        3,648,901
Harley-Davidson, Inc.                           21,000        1,345,312
Honda Motor Co. Ltd. ADR                         5,000          382,500
Magna International, Inc., Class A             815,000       34,535,625
Meritor Automotive, Inc.                        71,799        1,391,106
SPX Corp.(1)                                    47,862        3,867,848
TRW, Inc.                                        2,000          103,875
-----------------------------------------------------------------------
                                                        $    67,130,330
-----------------------------------------------------------------------
Banks - Money Center -- 0.1%
-----------------------------------------------------------------------
Bank of Montreal                                73,412  $     2,496,008
Chase Manhattan Corp.                          123,458        9,591,143
Morgan (J.P.) & Co., Inc.                       18,780        2,378,018
National Westminster Bank PLC                    8,753        1,131,325
-----------------------------------------------------------------------
                                                        $    15,596,494
-----------------------------------------------------------------------
Banks - Regional -- 5.5%
-----------------------------------------------------------------------
AmSouth Bancorporation                         609,824  $    11,777,226
Associated Banc-Corp.                          568,111       19,457,802
Bank of America Corp.                        1,157,235       58,078,732
Bank of Granite Corp.                           22,500          483,750
Bank of New York Co., Inc. (The)               313,144       12,525,760
Bank One Corp.                               1,146,258       36,751,897
Bank One Corp.(2)(3)                            51,299        1,643,815
Bank United Corp.                              102,072        2,781,462
BB&T Corp.                                     362,198        9,915,170
City National Corp.                            100,000        3,293,750
Colonial Bancgroup, Inc. (The)                 449,424        4,662,774
Comerica, Inc.                                 155,041        7,238,477
Commerce Bancshares, Inc.                       70,356        2,383,309
Community First Bancshares, Inc.               418,000        6,583,500
Compass Bancshares, Inc.                       306,668        6,842,530
Fifth Third Bancorp                            244,512       17,941,068
First Citizens BancShares, Inc.                 65,900        4,596,525
First Financial Bancorp.                        54,529        1,165,557
First Midwest Bancorp, Inc.                    225,353        5,971,841
First Security Corp.                            39,200        1,000,827
First Tennessee National Corp.                  33,488          954,408

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------

Banks - Regional (continued)
-----------------------------------------------------------------------
First Union Corp.                            1,216,405  $    39,913,289
Firstar Corp.                                1,550,874       32,762,213
FleetBoston Financial Corp.                  3,395,973      118,222,310
Golden West Financial Corp.                     55,467        1,858,144
Keycorp                                        500,764       11,079,404
M&T Bank Corp.                                   2,000          828,500
Marshall and Ilsley Corp.                       70,410        4,422,628
Mellon Financial Corp.                         206,912        7,047,940
National City Corp.                            444,035       10,518,079
National Commerce Bancorporation               252,894        5,737,533
National Commerce Bancorporation(2)(3)         670,000       15,191,758
National Commerce Bancorporation(2)(3)         150,000        3,397,808
Northern Trust Corp.                         1,363,796       72,281,188
Old Kent Financial Corp.                       103,786        3,671,430
Peoples Heritage Financial Group, Inc.          55,720          839,282
PNC Bank Corp.                                 141,615        6,301,867
Popular, Inc.                                      716           20,003
Regions Financial Corp.                      1,276,273       32,066,359
S&T Bancorp, Inc.                              100,000        2,318,750
SouthTrust Corp.                               476,101       18,002,569
Southwest Bancorporation of Texas,
Inc.(1)                                          7,688          152,318
Sovereign Bancorporation, Inc.                 442,584        3,298,623
State Street Corp.                              64,000        4,676,000
Summit Bancorp.                                177,812        5,445,492
SunTrust Banks, Inc.                           178,600       12,289,913
Synovus Financial                              634,329       12,607,289
U.S. Bancorp.                                  411,190        9,791,462
Union Planters Corp.                            87,070        3,433,823
Valley National Bancorp.                       290,706        8,139,768
Wachovia Corp.                                 118,714        8,072,552
Washington Mutual, Inc.                        163,506        4,251,156
Wells Fargo & Co.                            3,349,981      135,464,857
Westamerica Bancorporation                     266,506        7,445,511
Whitney Holding Corp.                          145,180        5,380,734
Whitney Holding Corp.(2)(3)                     89,741        3,324,862
Whitney Holding Corp.(2)(3)                     30,011        1,110,948
Zions Bancorporation                            20,000        1,183,750
-----------------------------------------------------------------------
                                                        $   828,600,292
-----------------------------------------------------------------------
Beverages -- 2.1%
-----------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                    1,364,418  $    96,703,126
Coca-Cola Company (The)                      2,126,331      123,858,781
                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------

Beverages (continued)
-----------------------------------------------------------------------
Coca-Cola Company (The)(2)(3)                  264,724  $     5,327,198
Panamerican Beverages, Inc., Class A            80,000        1,645,000
PepsiCo, Inc.                                2,476,847       87,308,857
-----------------------------------------------------------------------
                                                        $   314,842,962
-----------------------------------------------------------------------
Broadcasting and Cable -- 2.1%
-----------------------------------------------------------------------
AMFM, Inc.(1)                                  200,000  $    15,650,000
AT&T Corp. - Liberty Media Group(1)            484,974       27,522,274
AT&T Corp. - Liberty Media Group,
Class B(1)                                      16,438        1,130,112
CBS Corp.(1)                                   117,340        7,502,426
Clear Channel Communications, Inc.(1)           10,000          891,429
Clear Channel Communications,
Inc.(1)(2)(3)                                  340,609       30,399,353
Comcast Corp., Class A                         175,000        8,848,437
Cox Communications, Inc., Class A(1)           508,036       26,163,854
Gaylord Entertainment Co.                      315,332        9,440,252
General Motors Corp., Class H(1)               391,754       37,608,384
Infinity Broadcasting Corp.(1)                  34,500        1,248,469
MediaOne Group, Inc.(1)                      1,461,694      112,276,370
Univision Communications, Inc.(1)              384,205       39,260,948
Westwood One, Inc.(1)                           61,200        4,651,200
-----------------------------------------------------------------------
                                                        $   322,593,508
-----------------------------------------------------------------------
Building Materials and Tools -- 0.4%
-----------------------------------------------------------------------
American Standard Companies, Inc.(1)           172,899  $     7,931,742
CRH PLC                                        261,114        5,574,523
Interface, Inc.                                434,412        2,497,869
Masco Corp.                                    253,662        6,436,673
Sherwin-Williams Co. (The)                      80,069        1,681,449
Snap-On, Inc.                                   71,795        1,907,055
Valspar Corp.                                  620,000       25,962,500
Vulcan Materials Co.                            26,500        1,058,344
-----------------------------------------------------------------------
                                                        $    53,050,155
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 0.6%
-----------------------------------------------------------------------
Century Business Services, Inc.(1)             400,000  $     3,375,000
Cintas Corp.                                   665,716       35,366,163
Concord EFS, Inc.(1)                           113,905        2,933,041
Fair, Issac and Co., Inc.                      238,828       12,657,884
Gartner Group, Inc.(1)                          31,000          472,750
Gartner Group, Inc., Class B(1)                 64,841          895,616
Half (Robert) International, Inc.(1)             1,800           51,412

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------

Business Services - Miscellaneous (continued)
-----------------------------------------------------------------------
Interim Services, Inc.(1)                       90,000  $     2,227,500
Manpower, Inc.                                 110,000        4,138,750
National Data Corp.                             81,333        2,760,239
NFO Worldwide, Inc.(1)                          18,000          402,750
ServiceMaster Co.                              695,430        8,562,482
Staff Leasing, Inc.(1)                         156,250        1,484,375
Sylvan Learning Systems, Inc.(1)               815,396       10,600,148
United Rentals, Inc.(1)                        453,283        7,762,471
Viad Corp.                                      40,314        1,123,753
-----------------------------------------------------------------------
                                                        $    94,814,334
-----------------------------------------------------------------------
Chemicals -- 1.1%
-----------------------------------------------------------------------
Ashland, Inc.                                   46,784  $     1,540,948
Ashland, Inc.(2)(3)                             59,890        1,971,894
Bayer AG ADR                                    40,000        1,884,332
Dow Chemical Co. (The)                          27,517        3,676,959
DuPont (E.I.) de Nemours & Co.               1,119,502       73,747,194
Eastman Chemical Co.                               148            7,058
Monsanto Co.                                 2,331,780       83,069,662
Octel Corp.(1)                                   3,322           34,466
Rohm and Haas Co.                                9,083          369,565
Solutia, Inc.                                  220,629        3,405,960
-----------------------------------------------------------------------
                                                        $   169,708,038
-----------------------------------------------------------------------
Communications Equipment -- 4.4%
-----------------------------------------------------------------------
3Com Corp.(1)                                  870,186  $    40,898,742
ADC Telecommunications, Inc.(1)                150,178       10,897,291
CIENA Corp.(1)                                 351,013       20,183,247
Comverse Technology, Inc.(1)                   150,000       21,712,500
JDS Uniphase Corp.(1)                          133,040       21,461,015
L.M. Ericsson Telephone Co., ADR               454,000       29,822,125
Lucent Technologies, Inc.                      685,475       51,282,098
Motorola, Inc.                                 559,130       82,331,892
Nokia Corp., Class A, ADR                    1,273,935      242,047,650
Nortel Networks Corp.                          523,526       52,876,126
Nortel Networks Corp.(2)(3)                     10,000        1,009,499
PairGain Technologies, Inc.(1)                 241,198        3,421,997
Qualcomm, Inc.(1)                              182,112       32,074,476
Qualcomm, Inc.(1)(2)(3)                        162,000       28,515,606
Salient 3 Communications, Inc., Class
A(1)                                            78,125          546,875
                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------

Communications Equipment (continued)
-----------------------------------------------------------------------
Tellabs, Inc.(1)                               314,454  $    20,184,016
-----------------------------------------------------------------------
                                                        $   659,265,155
-----------------------------------------------------------------------
Communications Services -- 5.6%
-----------------------------------------------------------------------
Alltel Corp.                                   885,395  $    73,211,099
Alltel Corp.(2)(3)                             164,000       13,559,801
Alltel Corp.(2)(3)                              96,978        8,006,840
American Tower Corp., Class A(1)               149,451        4,567,596
AT&T Corp.                                   1,346,252       68,322,289
Bell Atlantic Corp.                            269,848       16,612,518
BellSouth Corp.                                216,429       10,131,583
Broadwing, Inc.                                326,991       12,057,781
CapRock Communications Corp.(1)(2)(3)          207,590        6,725,620
Citizens Utilities Corp., Class B(1)            45,311          642,850
Global Crossing Ltd.(1)                        124,289        6,214,450
GTE Corp.                                    1,683,801      118,813,208
Intermedia Communications, Inc.(1)             153,275        5,948,986
ITC Deltacom, Inc.(1)                          628,773       17,369,854
ITC Deltacom, Inc.(1)(2)(3)                     50,416        1,391,535
ITC Deltacom, Inc.(1)(2)(3)                    438,852       12,116,215
MCI Worldcom, Inc.(1)                        2,930,489      155,499,046
McLeodUSA, Inc.(1)                             383,918       22,603,172
McLeodUSA, Inc.(1)(2)(3)                        60,000        3,530,439
Nextel Communications, Inc., Class A(1)        110,891       11,435,634
NTL, Inc.(1)(2)(3)                             156,250       19,428,229
NTL, Inc.(1)(2)(3)                             164,063       20,397,350
Premiere Technologies, Inc.(1)                  28,000          196,000
RSL Communications Ltd., Class
A(1)(2)(3)                                     247,161        4,230,163
RSL Communications Ltd., Class
A(1)(2)(3)                                     500,000        8,549,121
SBC Communications, Inc.                     2,121,704      103,433,070
Sprint Corp.                                 1,253,920       84,404,490
Sprint Corp. (PCS Group)(1)                      7,877          807,392
Talk.com, Inc.(1)                              247,376        4,390,924
Telecom Corp. of New Zealand Ltd. ADR            8,000          308,000
Teleglobe, Inc.                                 88,500        2,007,844
Telephone & Data Systems, Inc.                 131,756       16,601,256
US West, Inc.                                   33,935        2,443,320
Vodafone AirTouch PLC ADR                       58,345        2,888,077
Winstar Communications, Inc.(1)                 11,424          859,656
-----------------------------------------------------------------------
                                                        $   839,705,408
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------
Computer Software -- 5.3%
-----------------------------------------------------------------------
Adobe Systems, Inc.                            114,368  $     7,691,248
Aspect Development, Inc.(1)                    100,000        6,850,000
Baan Co., NV ADR(1)                            223,926        3,162,955
BMC Software, Inc.(1)                           35,000        2,797,812
Cadence Design Systems, Inc.(1)                956,000       22,944,000
Cognos, Inc.(1)                                 38,500        1,775,812
Computer Associates International, Inc.        522,500       36,542,344
Compuware Corp.(1)                               2,800          104,300
CSG Systems International, Inc.(1)              41,116        1,639,500
HNC Software, Inc.(1)                          477,794       50,526,715
I2 Technologies, Inc.(1)                        35,795        6,980,025
Intuit, Inc.(1)                                857,751       51,411,451
J.D. Edwards & Co.(1)                          592,758       17,708,645
J.D. Edwards & Co.(1)(2)(3)                    299,086        8,924,472
Microsoft Corp.(1)                             921,005      107,527,334
Oracle Corp.(1)                              1,985,822      222,536,178
Parametric Technology Corp.(1)                  94,600        2,560,112
PeopleSoft, Inc.(1)                            448,770        9,564,411
Sapient Corp.(1)                               991,752      139,775,047
Sapient Corp.(1)(2)(3)                          33,162        4,619,242
Siebel Systems, Inc.(1)                      1,146,640       96,317,760
Siebel Systems, Inc.(1)(2)(3)                   30,000        2,516,976
Sterling Commerce, Inc.(1)                       2,388           81,341
Structural Dynamics Research Corp.(1)           55,882          712,495
Wind River Systems, Inc.(1)                     51,933        1,902,046
-----------------------------------------------------------------------
                                                        $   807,172,221
-----------------------------------------------------------------------
Computers and Business Equipment -- 7.6%
-----------------------------------------------------------------------
Cabletron Systems, Inc.(1)                      89,660  $     2,331,160
Cisco Systems, Inc.(1)                       2,357,101      252,504,445
Compaq Computer Corp.                           74,841        2,025,385
Dell Computer Corp.(1)                       3,308,624      168,739,824
Dell Computer Corp.(1)(2)(3)                   202,519       10,319,173
EMC Corp.(1)                                   187,265       20,458,701
Gateway, Inc.(1)                               800,000       57,650,000
Gateway, Inc.(1)(2)(3)                         250,000       18,009,320
Hewlett-Packard Co.                            558,461       63,629,650
IDX Systems Corp.(1)                            60,000        1,875,000
International Business Machines Corp.          839,117       90,624,636
Jabil Circuit, Inc.(1)(2)(3)                    22,979        1,676,488
Lexmark International Group, Inc.(1)         3,760,641      340,338,010
                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------

Computers and Business Equipment (continued)
-----------------------------------------------------------------------
Network Appliance, Inc.(1)                     244,000  $    20,267,250
Pitney Bowes, Inc.                              19,486          941,417
Seagate Technology, Inc.(1)                    168,215        7,832,511
Solectron Corp.(1)                              75,950        7,224,744
Sun Microsystems, Inc.(1)                      119,000        9,215,062
Xerox Corp.                                  3,080,142       69,880,722
Zebra Technologies Corp.(1)                      6,000          351,000
-----------------------------------------------------------------------
                                                        $ 1,145,894,498
-----------------------------------------------------------------------
Conglomerates -- 1.9%
-----------------------------------------------------------------------
General Electric Co.                         1,527,079  $   236,315,475
Tyco International Ltd.                      1,166,995       45,366,931
United Technologies Corp.                      191,354       12,438,010
-----------------------------------------------------------------------
                                                        $   294,120,416
-----------------------------------------------------------------------
Consumer Services -- 0.1%
-----------------------------------------------------------------------
Block (H&R), Inc.                              366,177  $    16,020,244
Cendant Corp.(1)                               187,999        4,993,723
Service Corp. International                    145,389        1,008,636
Stewart Enterprises, Inc.                      153,992          731,462
-----------------------------------------------------------------------
                                                        $    22,754,065
-----------------------------------------------------------------------
Containers and Packaging -- 0.2%
-----------------------------------------------------------------------
Sealed Air Corp.(1)                            440,750  $    22,836,359
Sonoco Products Co.                            122,135        2,778,571
-----------------------------------------------------------------------
                                                        $    25,614,930
-----------------------------------------------------------------------
Distribution Services -- 1.0%
-----------------------------------------------------------------------
Airgas, Inc.(1)                                536,219  $     5,094,080
Arrow Electronics, Inc.(1)                       8,750          222,031
Cardinal Health, Inc.                          550,151       26,338,479
McKesson HBOC, Inc.                            105,734        2,385,623
MSC Industrial Direct Co.(1)                     5,000           66,250
School Specialty, Inc.(1)                       66,255        1,002,107
Sysco Corp.                                  2,236,922       88,498,227
U.S. Foodservice, Inc.(1)                    1,143,854       19,159,554
US Office Products Co.(1)                      149,077          465,866
Wilmar Industries, Inc.(1)                      50,000          868,750
-----------------------------------------------------------------------
                                                        $   144,100,967
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------
Drugs -- 6.5%
-----------------------------------------------------------------------
Abbott Laboratories                          2,920,381  $   106,046,335
Allergan, Inc.                                     840           41,790
American Home Products Corp.                   498,733       19,668,783
Amgen, Inc.(1)                               1,723,928      103,543,426
AstraZeneca PLC                                542,035       22,841,138
AstraZeneca PLC ADR                             80,720        3,370,060
Bristol-Myers Squibb Co.                     1,151,622       73,919,737
Covance, Inc.(1)                                81,250          878,516
Elan Corp., PLC ADR(1)                         539,036       15,901,562
Genzyme Corp., Class A(1)                      800,000       36,000,000
Gilead Sciences, Inc.(1)                        34,043        1,842,577
Incyte Pharmaceuticals, Inc.(1)              1,012,257       60,735,420
Incyte Pharmaceuticals, Inc.(1)(2)(3)          365,570       21,926,523
Lilly (Eli) & Co.                            1,009,301       67,118,516
Merck & Co., Inc.                            1,331,598       89,300,291
Novo Nordisk ADR                               116,911        7,555,373
Parexel International Corp.(1)                  35,000          413,437
Pfizer, Inc.                                 3,205,678      103,984,180
Pharmacia & Upjohn, Inc.                        22,617        1,017,765
Quintiles Transnational Corp.(1)               517,372        9,668,389
Quintiles Transnational Corp.(1)(2)(3)          23,400          437,134
Schering-Plough Corp.                          867,580       36,601,031
Schering-Plough Corp.(2)(3)                    126,720        5,342,881
Sepracor, Inc.(1)                              442,000       43,840,875
SmithKline Beecham PLC ADR                     520,254       33,523,867
Teva Pharmaceutical Industries Ltd. ADR        100,000        7,168,750
Teva Pharmaceutical Industries Ltd.
ADR(2)(3)                                       50,000        3,581,567
Vertex Pharmaceuticals, Inc.(1)                 35,000        1,225,000
Warner-Lambert Co.                             906,711       74,293,633
Watson Pharmaceuticals, Inc.(1)                981,781       35,160,032
-----------------------------------------------------------------------
                                                        $   986,948,588
-----------------------------------------------------------------------
Electric Power -- 0.1%
-----------------------------------------------------------------------
AES Corp.(1)                                    11,542  $       862,764
Ameren Corp.                                     5,000          163,750
Central and South West Corp.                     1,600           32,000
Dominion Resources, Inc.                        28,938        1,135,816
Duke Energy Corp.                                1,800           90,225
P G & E Corp.                                   47,705          977,952
Teco Energy, Inc.                               40,000          742,500
Texas Utilities Co.                            250,196        8,897,595
                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------

Electric Power (continued)
-----------------------------------------------------------------------
Wisconsin Energy Corp.                           9,576  $       184,338
-----------------------------------------------------------------------
                                                        $    13,086,940
-----------------------------------------------------------------------
Electrical Equipment -- 0.6%
-----------------------------------------------------------------------
American Power Conversion Corp.(1)             400,000  $    10,550,000
Baldor Electric Co.                            149,060        2,701,713
Emerson Electric Co.                           337,467       19,362,169
Molex, Inc., Class A                            90,066        4,075,486
Rockwell International Corp.                   203,032        9,720,157
Sanmina Corp.(1)                               222,860       22,258,142
Sanmina Corp.(1)(2)(3)                         130,609       13,028,920
Thomas and Betts Corp.                         110,263        3,514,633
-----------------------------------------------------------------------
                                                        $    85,211,220
-----------------------------------------------------------------------
Electronics - Instruments -- 0.3%
-----------------------------------------------------------------------
Dionex Corp.(1)                                402,140  $    16,563,141
National Instruments Corp.(1)(2)(3)            466,603       17,837,154
PerkinElmer, Inc.                              100,000        4,168,750
Waters Corp.(1)                                 99,160        5,255,480
X-Rite, Inc.                                   428,000        2,675,000
-----------------------------------------------------------------------
                                                        $    46,499,525
-----------------------------------------------------------------------
Electronics - Semiconductors and Related -- 4.2%
-----------------------------------------------------------------------
Altera Corp.(1)                                 40,258  $     1,995,287
Analog Devices, Inc.(1)                      2,034,150      189,175,950
Applied Materials, Inc.(1)                       1,000          126,687
Applied Materials, Inc.(1)(2)(3)                28,106        3,556,406
Broadcom Corp., Class A(1)(2)(3)               117,000       31,839,194
Burr-Brown Corp.(1)                            900,000       32,512,500
Conexant Systems(1)                            317,574       21,078,974
Intel Corp.                                  2,386,485      196,437,547
Intel Corp.(2)(3)                              430,000       35,366,649
KLA-Tencor Corp.(1)                             50,749        5,652,170
Lam Research Corp.(1)                          106,000       11,825,625
Linear Technologies Corp.                      132,000        9,446,250
Maxim Integrated Products Co.(1)               161,328        7,612,665
Maxim Integrated Products Co.(1)(2)(3)          80,000        3,772,169
National Semiconductor Corp.(1)                 79,368        3,397,942
SpeedFam-IPEC, Inc.(1)                         221,000        2,859,187
Teradyne, Inc.(1)                               25,400        1,676,400
Texas Instruments, Inc.                        706,204       68,413,512

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------

Electronics - Semiconductors and Related (continued)
-----------------------------------------------------------------------
Ultratech Stepper, Inc.(1)                     245,129  $     3,952,705
Xilinx, Inc.(1)                                 48,856        2,221,424
-----------------------------------------------------------------------
                                                        $   632,919,243
-----------------------------------------------------------------------
Engineering and Construction -- 0.0%
-----------------------------------------------------------------------
Dycom Industries(1)                             50,000  $     2,203,125
Jacobs Engineering Group, Inc.(1)              162,455        5,279,787
-----------------------------------------------------------------------
                                                        $     7,482,912
-----------------------------------------------------------------------
Entertainment -- 0.6%
-----------------------------------------------------------------------
Callaway Golf Co.                               35,715  $       631,709
Disney (Walt) Co.                              419,395       12,267,304
Fox Entertainment Group, Inc.(1)               275,500        6,870,281
Mattel, Inc.                                    22,091          289,944
Time Warner Inc.                               873,162       63,249,672
Viacom, Inc., Class A(1)                        21,774        1,315,966
Viacom, Inc., Class B(1)                       162,724        9,834,632
-----------------------------------------------------------------------
                                                        $    94,459,508
-----------------------------------------------------------------------
Environmental Services -- 0.2%
-----------------------------------------------------------------------
Allied Waste Industries, Inc.(1)             1,075,000  $     9,473,437
Waste Management, Inc.                       1,342,447       23,073,308
-----------------------------------------------------------------------
                                                        $    32,546,745
-----------------------------------------------------------------------
Financial Services - Miscellaneous -- 3.2%
-----------------------------------------------------------------------
American Express Co.                           641,762  $   106,692,932
Associates First Capital Corp.               2,093,830       57,449,461
Capital One Financial Corp.                    364,830       17,580,246
Citigroup                                    2,409,208      133,861,620
Fannie Mae                                     944,640       58,980,960
Finova Group, Inc.                             175,587        6,233,338
FirstPlus Financial Group, Inc.(1)             120,000            9,000
Freddie Mac                                    364,900       17,173,106
GreenPoint Financial Corp.                     100,000        2,381,250
Household International, Inc.                1,147,679       42,751,043
ING Groep NV ADR                               102,622        6,259,942
MGIC Investment Corp.                           80,000        4,815,000
Providian Financial Corp.                      370,378       33,727,547
-----------------------------------------------------------------------
                                                        $   487,915,445
-----------------------------------------------------------------------
                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------
Foods -- 1.8%
-----------------------------------------------------------------------
Archer-Daniels-Midland Co.                     385,946  $     4,703,717
Bestfoods                                       19,370        1,018,136
Campbell Soup Co.                                  336           12,999
Conagra, Inc.                                  748,125       16,879,570
Dean Foods Co.                                 150,944        6,000,024
Flowers Industries, Inc.                       708,601       11,293,328
General Mills, Inc.                            125,784        4,496,778
H J Heinz Co.                                   80,713        3,213,386
Hershey Foods Corp.                          1,615,406       76,731,785
Keebler Food Products Co.(1)                   121,798        3,425,569
Kellogg Co.                                     97,974        3,018,824
McCormick & Co., Inc.                          458,058       13,627,225
Nabisco Holdings Corp., Class A                100,000        3,162,500
Quaker Oats Co. (The)                          113,114        7,423,106
Ralston Purina Group                           277,878        7,745,849
Riviana Foods, Inc.                            250,000        4,437,500
Sara Lee Corp.                               1,571,388       34,668,748
Smithfield Foods, Inc.(1)(2)(3)                490,191       11,758,702
Tyson Food, Inc.                             1,127,235       18,317,569
Unilever ADR                                   400,000       21,775,000
Wrigley (Wm.) Jr. Co.                          171,469       14,221,210
-----------------------------------------------------------------------
                                                        $   267,931,525
-----------------------------------------------------------------------
Furniture and Appliances -- 0.3%
-----------------------------------------------------------------------
HON Industries, Inc.                         1,270,418  $    27,869,795
Leggett & Platt, Inc.                          593,654       12,726,458
Miller (Herman), Inc.                          420,000        9,660,000
Steelcase, Inc., Class A                       123,000        1,476,000
-----------------------------------------------------------------------
                                                        $    51,732,253
-----------------------------------------------------------------------
Health Services -- 0.2%
-----------------------------------------------------------------------
Aetna, Inc.                                     60,189  $     3,359,299
Beverly Enterprises, Inc.(1)                   357,143        1,562,501
Caremark Rx, Inc.(1)                            17,696           89,586
FPA Medical Management, Inc.(1)(3)             315,000            3,150
Health Management Associates, Inc.,
Class A(1)                                     161,170        2,155,649
HealthSouth Corp.(1)                           122,699          659,507
Integrated Health Services, Inc.(1)(3)          50,000              500
LabOne, Inc.                                    53,940          370,837
Magellan Health Services, Inc.(1)               50,000          315,625
Orthodontic Centers of America, Inc.(1)        100,000        1,193,750

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------

Health Services (continued)
-----------------------------------------------------------------------
Pacificare Health Systems, Inc., Class
A(1)                                            19,500  $     1,033,500
PhyCor, Inc.(1)                                312,500          585,937
Quest Diagnostics, Inc.(1)                      15,625          477,539
Quorum Health Group, Inc.(1)                     6,893           64,191
Renal Care Group, Inc.(1)                      371,507        8,683,976
Response Oncology, Inc.(1)                      44,761           50,356
Sunrise Assisted Living, Inc.(1)               354,000        4,867,500
United HealthCare Corp.                         52,286        2,777,694
-----------------------------------------------------------------------
                                                        $    28,251,097
-----------------------------------------------------------------------
Household Products -- 2.7%
-----------------------------------------------------------------------
Avon Products, Inc.                             34,700  $     1,145,100
Blyth Industries, Inc.(1)                      824,000       20,239,500
Blyth Industries, Inc.(1)(2)(3)                 50,000        1,227,695
Blyth Industries, Inc.(1)(2)(3)                 35,068          860,324
Clorox Co.                                   1,021,344       51,450,204
Colgate-Palmolive Co.                          348,851       22,675,315
Estee Lauder Co.(2)(3)                       1,563,248       78,806,898
Estee Lauder Co.(2)(3)                         529,064       26,661,539
Fortune Brands, Inc.                            69,838        2,309,019
Gillette Co.                                 1,450,706       59,750,953
Helen of Troy Ltd.(1)                           20,000          145,000
Kimberly-Clark Corp.                           975,191       63,631,213
Newell Rubbermaid, Inc.                        367,678       10,662,662
Procter & Gamble Co.                           635,352       69,610,754
Water Pik Technologies, Inc.(1)                  5,890           56,323
-----------------------------------------------------------------------
                                                        $   409,232,499
-----------------------------------------------------------------------
Industrial Equipment -- 0.5%
-----------------------------------------------------------------------
Dover Corp.                                    385,445  $    17,489,567
DT Industries, Inc.                             37,728          297,108
Federal Signal Corp.                           283,471        4,553,253
Illinois Tool Works, Inc.                      353,210       23,863,751
Johnson Controls                                13,571          771,851
Nordson Corp.                                   50,000        2,412,500
Parker-Hannifin Corp.                          150,898        7,742,954
PPG Industries, Inc.                            21,680        1,356,355
Regal Beloit Corp.                             265,000        5,465,625
Tecumseh Products Co., Class A                 156,420        7,381,069
Westinghouse Air Brake Co.                     250,000        4,437,500
-----------------------------------------------------------------------
                                                        $    75,771,533
-----------------------------------------------------------------------
                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------
Information Services -- 3.9%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                829,019  $    19,896,456
America Online, Inc.(1)                        196,852       14,850,023
At Home Corp., Series A(1)                     248,582       10,657,953
Automatic Data Processing, Inc.              4,497,232      242,288,374
Aztec Technology Partners(1)                   119,261          544,128
Bell and Howell Co.(1)                         115,000        3,658,438
BISYS Group, Inc. (The)(1)                      53,873        3,515,213
CareInsite, Inc.(1)                             50,000        4,025,000
Ceridian Corp.(1)                              181,000        3,902,813
Check Point Software Technology(1)              26,000        5,167,500
Circle.com(1)                                  120,625        1,485,195
Computer Sciences Corp.(1)                   1,400,202      132,494,114
DST Systems, Inc.(1)                            93,000        7,097,063
DST Systems, Inc.(1)(2)(3)                      91,517        6,981,447
Dun and Bradstreet Corp. (The)                  15,503          457,339
Electronic Data Systems Corp.                  157,612       10,550,153
Equifax, Inc.                                   80,000        1,885,000
First Data Corp.                               780,662       38,496,395
Keane, Inc.(1)                                 200,000        6,350,000
Lason, Inc.(1)                                 355,000        3,905,000
Momentum Business Applications(1)                7,083           55,779
NOVA Corp.(1)                                  104,965        3,312,958
Paychex, Inc.                                  131,964        5,278,560
Perot Systems Corp., Class A(1)                275,000        5,225,000
Reuters Holdings PLC ADR                       275,331       22,250,186
Reynolds & Reynolds, Inc., Class A             451,043       10,148,468
RSA Security, Inc.(1)                           40,000        3,100,000
SunGard Data Systems, Inc.(1)                1,058,119       25,130,326
-----------------------------------------------------------------------
                                                        $   592,708,881
-----------------------------------------------------------------------
Insurance -- 6.0%
-----------------------------------------------------------------------
20th Century Industries                         70,700  $     1,365,394
Aegon, NV ADR                                1,315,749      125,654,030
Aflac Corp.                                    117,990        5,567,653
Allmerica Financial Corp.                        1,500           83,438
Allstate Corp. (The)                            40,426          970,224
American General Corp.                          96,733        7,339,616
American International Group, Inc.           3,258,756      352,352,993
AON Corp.                                      644,100       25,764,000
Berkshire Hathaway, Inc.(1)                        127        7,124,700
Berkshire Hathaway, Inc., Class B(1)            39,077       71,510,910
Chubb Corp.                                    101,050        5,690,378

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------

Insurance (continued)
-----------------------------------------------------------------------
Commerce Group, Inc.                           120,000  $     3,135,000
Conseco, Inc.                                  100,000        1,787,500
Delphi Financial Group, Inc.(1)                  6,448          193,450
Enhance Finance Service Group,
Inc.(2)(3)                                      70,000        1,137,045
Gallagher (A.J.) and Co.                       115,000        7,446,250
Hartford Financial Services Group                  304           14,402
HSB Group, Inc.                                 75,000        2,535,938
Jefferson-Pilot Corp.                           80,726        5,509,550
Kansas City Life Insurance Co.                  70,800        2,389,500
Marsh & McLennan Cos., Inc.                  2,439,897      233,467,644
Mercury General Corp.                            2,000           44,500
Mutual Risk Management Ltd.                    406,500        6,834,281
Progressive Corp.                              181,111       13,243,742
Protective Life Corp.                           43,381        1,380,058
Reliastar Financial Corp.                       87,000        3,409,313
Safeco Corp.                                    28,255          702,843
St. Paul Cos., Inc. (The)                      305,212       10,281,829
Torchmark Corp.                                222,850        6,476,578
UICI(1)                                        280,854        2,966,520
UnumProvident Corp.                              2,200           70,538
-----------------------------------------------------------------------
                                                        $   906,449,817
-----------------------------------------------------------------------
Investment Services -- 2.5%
-----------------------------------------------------------------------
E*Trade Group, Inc.(1)                         688,290  $    17,981,576
E*Trade Group, Inc.(1)(2)(3)                    82,958        2,164,713
Federated Investors, Inc.                      318,085        6,381,580
Federated Investors, Inc., Class B(2)(3)       267,880        5,369,506
Franklin Resources, Inc.                       755,539       24,224,469
John Nuveen Co., Class A (The)                  50,000        1,803,125
Merrill Lynch & Co., Inc.                    1,167,161       97,457,944
Morgan Stanley Dean Witter & Co.               764,905      109,190,189
Morgan Stanley Dean Witter & Co.(2)(3)          75,000       10,702,503
Morgan Stanley Dean Witter & Co.(2)(3)          28,750        4,102,421
Morgan Stanley Dean Witter & Co.(2)(3)         519,327       74,090,684
Morgan Stanley Dean Witter & Co.(2)(3)          21,000        2,994,153
Price (T. Rowe) Associates, Inc.                86,716        3,203,072
Schwab (Charles) and Co., Inc.                 387,500       14,870,313
Waddell & Reed Financial, Inc., Class A         12,680          343,945
Waddell & Reed Financial, Inc., Class B         54,575        1,371,197
-----------------------------------------------------------------------
                                                        $   376,251,390
-----------------------------------------------------------------------
                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------
Lodging and Gaming -- 0.2%
-----------------------------------------------------------------------
Interstate Hotels Corp.(1)                       4,407  $        14,323
Marriott International, Inc., Class A           29,245          923,045
Marriott International, Inc., Class
A(2)(3)                                         26,685          842,034
Marriott International, Inc., Class
A(2)(3)                                         31,276          986,754
Royal Caribbean Cruises Ltd.                   500,000       24,656,250
Sunterra Corp.(1)                               50,000          575,000
Wyndham International, Class A(1)              132,212          388,373
-----------------------------------------------------------------------
                                                        $    28,385,779
-----------------------------------------------------------------------
Medical Products -- 3.3%
-----------------------------------------------------------------------
Bausch & Lomb, Inc.                            145,054  $     9,927,133
Baxter International, Inc.                   1,328,572       83,450,929
Becton, Dickinson and Co.                       36,245          969,554
Boston Scientific Corp.(1)                   1,080,300       23,631,563
Boston Scientific Corp.(1)(2)(3)               137,500        3,006,058
Boston Scientific Corp.(1)(2)(3)                59,844        1,307,517
Dentsply International, Inc.                    42,000          992,250
ESC Medical Systems Ltd.(1)                    180,000        1,721,250
Genzyme Surgical Products(1)                   143,208          832,397
Guidant Corp.(1)                               202,000        9,494,000
Guidant Corp.(1)(2)(3)                          23,816        1,118,904
Heartport, Inc.(1)                              41,026          194,874
Hillenbrand Industries, Inc.                   647,898       20,530,268
Johnson & Johnson Co.                        2,032,744      189,299,285
Medtronic, Inc.                              3,185,670      116,077,851
MiniMed, Inc.(1)(2)(3)                         202,600       14,822,641
Schein (Henry), Corp.(1)                     1,125,194       14,979,145
St. Jude Medical, Inc.(1)                       42,144        1,293,294
Steris Corp.(1)                                 78,394          808,438
VISX, Inc.(1)                                   50,000        2,587,500
-----------------------------------------------------------------------
                                                        $   497,044,851
-----------------------------------------------------------------------
Metals - Industrial -- 0.1%
-----------------------------------------------------------------------
Allegheny Technologies, Inc.                    58,908  $     1,321,748
Nucor Corp.                                    221,462       12,138,886
Phelps Dodge Corp.                               7,332          492,161
Steel Dynamics, Inc.(1)                        291,800        4,650,563
Steel Dynamics, Inc.(1)(2)(3)                   20,000          318,463
Worthington Industries                         147,466        2,442,406
-----------------------------------------------------------------------
                                                        $    21,364,227
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------
Minerals and Fertilizer -- 0.0%
-----------------------------------------------------------------------
Mississippi Chemical Corp.                     217,070  $     1,343,121
-----------------------------------------------------------------------
                                                        $     1,343,121
-----------------------------------------------------------------------
Natural Gas Distribution -- 0.2%
-----------------------------------------------------------------------
Dynegy, Inc.                                   290,000  $     7,050,625
Kinder Morgan, Inc.                          1,230,000       24,830,625
National Fuel Gas Co.                            2,000           93,000
-----------------------------------------------------------------------
                                                        $    31,974,250
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.7%
-----------------------------------------------------------------------
Baker Hughes, Inc.                             746,804  $    15,729,559
Core Laboratories NV(1)                      1,049,214       21,049,856
Halliburton Co.                              2,662,050      107,147,513
Nabors Industries, Inc.(1)(2)(3)               400,000       12,360,150
National-Oilwell, Inc.(1)                      398,417        6,250,167
National-Oilwell, Inc.(1)(2)(3)                115,645        1,812,911
National-Oilwell, Inc.(1)(2)(3)                127,137        1,992,721
Newpark Resources, Inc.(1)                     110,000          673,750
Noble Drilling, Inc.(1)                        170,000        5,567,500
Patterson Energy, Inc.(1)                      200,000        2,600,000
Schlumberger Ltd.                            1,226,532       68,992,425
Syntroleum Corp.(1)                              2,735           22,222
Transocean Sedco Forex, Inc.                   237,457        7,999,319
Valero Energy Corp.                             51,510        1,023,761
Weatherford International                       49,861        1,991,324
Weatherford International(2)(3)                 65,679        2,619,827
-----------------------------------------------------------------------
                                                        $   257,833,005
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.8%
-----------------------------------------------------------------------
Anadarko Petroleum Corp.                     2,554,000  $    87,155,250
Apache Corp.                                   200,003        7,387,611
Burlington Resources, Inc.                     428,629       14,171,546
El Paso Energy Corp.                           173,830        6,746,777
Kerr - McGee Corp.                             136,199        8,444,338
Newfield Exploration Co.(1)(2)(3)               60,000        1,602,492
Union Pacific Resources Group, Inc.             79,795        1,017,386
USX-Marathon Group                              50,000        1,234,375
-----------------------------------------------------------------------
                                                        $   127,759,775
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 1.1%
-----------------------------------------------------------------------
Atlantic Richfield Co.                          55,366  $     4,789,159
                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------

Oil and Gas - Integrated (continued)
-----------------------------------------------------------------------
BP Amoco PLC ADR                               954,222  $    56,597,292
Chevron Corp.                                   94,909        8,221,492
Exxon Mobil Corp.                              965,231       77,761,461
Murphy Oil Corp.                                29,700        1,704,038
Pennzoil-Quaker State Co.                       74,457          758,531
Phillips Petroleum Co.                          18,407          865,129
Royal Dutch Petroleum Co.                       48,037        2,903,236
Texaco, Inc.                                     2,500          135,781
Tosco Corp.                                    614,619       16,709,954
-----------------------------------------------------------------------
                                                        $   170,446,073
-----------------------------------------------------------------------
Paper and Forest Products -- 0.5%
-----------------------------------------------------------------------
Caraustar Industries, Inc.                     264,862  $     6,356,688
Champion International Corp.                    21,089        1,306,200
Fort James Corp.                                56,401        1,543,977
Georgia-Pacific Corp. - G-P Group              647,827       32,877,220
Georgia-Pacific Corp. - Timber Group           305,098        7,513,038
International Paper Co.                        144,526        8,156,686
Louisiana Pacific Corp.                         70,750        1,008,188
Mead Corporation (The)                          38,768        1,683,985
Temple Inland, Inc.                             12,632          832,923
Weyerhaeuser Co.                               119,608        8,589,350
Willamette Industries, Inc.                    151,412        7,031,195
-----------------------------------------------------------------------
                                                        $    76,899,450
-----------------------------------------------------------------------
Photography -- 0.1%
-----------------------------------------------------------------------
Eastman Kodak Co.                              122,529  $     8,117,546
-----------------------------------------------------------------------
                                                        $     8,117,546
-----------------------------------------------------------------------
Printing and Business Products -- 0.8%
-----------------------------------------------------------------------
American Business Products, Inc.               261,355  $     3,054,587
Avery Dennison Corp.                         1,361,504       99,219,604
Avery Dennison Corp.(2)(3)                      40,000        2,913,980
Banta Corp.                                     42,341          955,319
Bowne & Co., Inc.                              172,640        2,330,640
Consolidated Graphics, Inc.(1)                  70,215        1,048,837
Day Runner, Inc.(1)                              8,000           31,250
Deluxe Corp.                                    80,675        2,213,520
Donnelley (R.R.) & Sons Co.                     32,896          816,232
Harland (John H.) Co.                           51,540          943,826
Ikon Office Solutions, Inc.                    166,094        1,131,515

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------

Printing and Business Products (continued)
-----------------------------------------------------------------------
Workflow Management, Inc.(1)                    79,507  $     2,275,888
-----------------------------------------------------------------------
                                                        $   116,935,198
-----------------------------------------------------------------------
Publishing -- 1.3%
-----------------------------------------------------------------------
Belo (A.H.) Corp.                              542,924  $    10,349,489
Dow Jones & Co., Inc.                          376,300       25,588,400
Gannett Co., Inc.                              297,800       24,289,313
Houghton Mifflin Co.                            97,400        4,109,063
McGraw-Hill Companies, Inc. (The)            1,311,216       80,803,686
McGraw-Hill Companies, Inc. (The)(2)(3)        178,948       11,023,811
Meredith Corp.                                 190,000        7,920,625
New York Times Co., Class A (The)              278,000       13,656,750
The MacClatchy Co., Class A                     48,066        2,078,855
Times Mirror Co., Class A                      151,670       10,161,890
Tribune Co.                                     26,200        1,442,638
Washington Post Co., Class B (The)               3,600        2,001,150
-----------------------------------------------------------------------
                                                        $   193,425,670
-----------------------------------------------------------------------
Real Estate -- 0.2%
-----------------------------------------------------------------------
Avalonbay Communities, Inc.                     55,000  $     1,887,188
Catellus Development Corp.(1)                  415,722        5,326,438
Equity Office Properties Trust                   2,812           69,246
Jones Lang Lasalle, Inc.(1)                    213,193        2,531,667
Prison Realty Corp.                             85,146          431,052
Redwood Trust, Inc.                             71,710          896,375
Rouse Co. (The)                                127,700        2,713,625
Trammell Crow Co.(1)                           876,098       10,184,639
Ventas, Inc.(1)                                 25,600          107,200
-----------------------------------------------------------------------
                                                        $    24,147,430
-----------------------------------------------------------------------
Restaurants -- 1.1%
-----------------------------------------------------------------------
Bob Evans Farms, Inc.                           48,193  $       743,979
Boston Chicken, Inc.(1)(3)                      38,500              385
Brinker International, Inc.(1)                 435,034       10,440,816
CBRL Group, Inc.                                62,047          602,048
CKE Restaurants, Inc.                          126,522          743,317
Jack in the Box, Inc.(1)                       500,000       10,343,750
Lone Star Steakhouse and Saloon, Inc.(1)       345,981        3,086,808
McDonald's Corp.                             2,152,592       86,776,365
Outback Steakhouse, Inc.(1)                    685,923       17,791,128
Papa John's International, Inc.(1)              77,551        2,021,173
                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------

Restaurants (continued)
-----------------------------------------------------------------------
Papa John's International, Inc.(1)(2)(3)        47,649  $     1,241,417
Papa John's International, Inc.(1)(2)(3)        23,000          599,088
Papa John's International, Inc.(1)(2)(3)        49,046        1,276,727
Sonic Corp.(1)                                  47,338        1,349,133
Starbucks Corp.(1)                             684,000       16,587,000
Tricon Global Restaurants, Inc.(1)             219,121        8,463,549
-----------------------------------------------------------------------
                                                        $   162,066,683
-----------------------------------------------------------------------
Retail - Food and Drug -- 2.0%
-----------------------------------------------------------------------
Albertson's, Inc.                            2,192,341  $    70,702,997
CVS Corp.                                    1,831,571       73,148,367
Hannaford Brothers Co.                          96,349        6,678,190
Kroger Co. (The)(1)                             52,440          989,805
Rite Aid Corp.                                   6,000           67,125
Safeway, Inc.(1)                             3,355,233      119,320,474
Walgreen Co.                                   127,500        3,729,375
Whole Foods Market, Inc.(1)                     90,000        4,173,750
Winn-Dixie Stores, Inc.                        729,899       17,471,957
-----------------------------------------------------------------------
                                                        $   296,282,040
-----------------------------------------------------------------------
Retail - General -- 1.5%
-----------------------------------------------------------------------
99 Cents Only Stores(1)                        428,337  $    16,383,890
Casey's General Stores, Inc.                    75,000          782,813
Department 56, Inc.(1)                         219,404        4,964,016
Department 56, Inc.(1)(2)(3)                    35,758          808,701
Dollar General Corp.                           199,987        4,549,704
Dollar Tree Stores, Inc.(1)                    770,178       37,305,497
Dollar Tree Stores, Inc.(1)(2)(3)              154,032        7,457,941
Dollar Tree Stores, Inc.(1)(2)(3)               87,961        4,256,776
Family Dollar Stores                           757,718       12,360,275
Family Dollar Stores(2)(3)                     345,987        5,641,655
Family Dollar Stores(2)(3)                   1,259,373       20,528,114
May Department Stores Co. (The)                562,886       18,153,074
Nordstrom, Inc.                                 27,610          723,037
Penney (J.C.) Company, Inc.                  1,068,960       21,312,390
Sears Roebuck & Co.                             15,750          479,391
Wal-Mart Stores, Inc.                        1,003,281       69,351,799
-----------------------------------------------------------------------
                                                        $   225,059,073
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 2.7%
-----------------------------------------------------------------------
Abercrombie and Fitch Co., Class A(1)            5,604  $       149,557

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------

Retail - Specialty and Apparel (continued)
-----------------------------------------------------------------------
Autonation, Inc.(1)                          5,695,785  $    52,686,011
Burlington Coat Factory Warehouse Corp.        628,228        8,716,664
Circuit City Stores-Circuit City Group          16,000          721,000
Circuit City Stores-Circut City
Group(2)(3)                                    200,000        9,001,685
Gap, Inc. (The)                                 41,776        1,921,696
Harcourt General, Inc.                         216,416        8,710,744
Home Depot, Inc. (The)                       3,714,168      254,652,644
Intimate Brands, Inc.(1)(2)(3)                  26,500        1,141,441
Limited, Inc. (The)                            302,250       13,091,203
Lowe's Companies                                60,000        3,585,000
Neiman Marcus Group, Inc., Class B
(The)(1)                                        65,206        1,756,487
Office Depot, Inc.(1)                          303,219        3,316,458
OfficeMax, Inc.(1)                             912,117        5,016,644
Payless Shoesource, Inc.(1)                      7,700          361,900
Pep Boys - Manny, Moe & Jack (The)              97,976          894,031
Pier 1 Imports, Inc.                           350,000        2,231,250
Tandy Corp.                                    443,401       21,809,787
Tiffany and Co.                                 44,000        3,927,000
TJX Companies, Inc. (The)                      500,000       10,218,750
Too, Inc.(1)                                    39,087          674,251
Toys 'R' Us, Inc.(1)                            56,355          806,581
-----------------------------------------------------------------------
                                                        $   405,390,784
-----------------------------------------------------------------------
Specialty Chemicals and Materials -- 1.1%
-----------------------------------------------------------------------
Arch Chemicals, Inc.                             4,950  $       103,641
Corning, Inc.                                  336,282       43,359,360
Dexter Corp. (The)                              36,139        1,436,525
Ecolab, Inc.                                 2,043,736       79,961,171
International Flavors & Fragrances, Inc.       148,101        5,590,813
International Specialty Products,
Inc.(1)                                         59,000          542,063
MacDermid, Inc.                                 61,937        2,543,288
Millipore Corp.                                101,440        3,918,120
Minnesota Mining & Manufacturing Co.           114,851       11,241,042
Olin Corp.                                       9,900          196,144
Pall Corp.                                     216,000        4,657,500
RPM, Inc.                                      470,138        4,789,531
Sigma Aldrich Corp.                            195,000        5,862,188
-----------------------------------------------------------------------
                                                        $   164,201,386
-----------------------------------------------------------------------
                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------
Tobacco -- 0.1%
-----------------------------------------------------------------------
Philip Morris Co., Inc.                        481,024  $    11,153,744
-----------------------------------------------------------------------
                                                        $    11,153,744
-----------------------------------------------------------------------
Transportation -- 0.4%
-----------------------------------------------------------------------
Arnold Industries, Inc.                        148,543  $     2,088,886
Burlington Northern Santa Fe Corp.             212,295        5,148,154
C.H. Robinson Worldwide, Inc.                   87,672        3,484,962
C.H. Robinson Worldwide, Inc.(2)(3)            121,000        4,803,978
CSX Corp.                                       36,496        1,145,062
FDX Corp.(1)                                   695,106       28,455,902
Florida East Coast Industries, Inc.            122,888        5,130,574
Heartland Express, Inc.(1)                     250,000        3,937,500
Kansas City Southern Industries, Inc.           16,800        1,253,700
Norfolk Southern Corp.                             390            7,995
Union Pacific Corp.                             92,081        4,017,034
United Parcel Service, Inc., Class B            25,700        1,773,300
-----------------------------------------------------------------------
                                                        $    61,247,047
-----------------------------------------------------------------------
Trucks and Parts -- 0.0%
-----------------------------------------------------------------------
Paccar, Inc.                                    12,894  $       571,365
-----------------------------------------------------------------------
                                                        $       571,365
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $9,942,958,016)                     $14,420,304,715
-----------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.2%

                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------
Entertainment -- 0.2%
-----------------------------------------------------------------------
Time Warner Inc., Series J(3)                  121,597  $    36,851,256
-----------------------------------------------------------------------
                                                        $    36,851,256
-----------------------------------------------------------------------
Financial - Miscellaneous -- 0.0%
-----------------------------------------------------------------------
American General Corp., Series D                 5,673  $       354,562
-----------------------------------------------------------------------
                                                        $       354,562
-----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $13,737,810)                        $    37,205,818
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

RIGHTS -- 0.0%

                SECURITY                  SHARES        VALUE
-----------------------------------------------------------------------
Communications Services -- 0.0%
-----------------------------------------------------------------------
Talk.com, Inc.(1)                               12,369  $         9,277
-----------------------------------------------------------------------
                                                        $         9,277
-----------------------------------------------------------------------
Total Rights
   (identified cost $0)                                 $         9,277
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.7%

                                          PRINCIPAL
                                          AMOUNT
                                          (000'S
                SECURITY                  OMITTED)      VALUE
-----------------------------------------------------------------------
American General Corp., 4.50%, 1/3/00     $     28,300  $    28,292,925
Ciesco LP, 6.00%, 1/20/00                      100,000       99,683,333
CIT Group, Inc., 5.99%, 1/27/00                100,000       99,567,389
Corporate Receivables Corp. (144A),
6.05%, 1/19/00                                  35,471       35,363,700
General Electric Capital Corp.,
6.01%, 1/28/00                                  80,402       80,039,588
Panasonic Finance, 5.45%, 1/5/00                40,000       39,975,778
Prudential Funding Corp.,
5.99%, 2/7/00                                  150,000      149,076,542
SBC Communications, Inc.,
4.45%, 1/3/00                                   20,000       19,995,056
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $551,994,311)                    $   551,994,311
-----------------------------------------------------------------------
Total Investments -- 99.3%
   (identified cost $10,508,690,137)                    $15,009,514,121
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.7%                  $   105,134,838
-----------------------------------------------------------------------
Net Assets -- 100.0%                                    $15,114,648,959
-----------------------------------------------------------------------

 ADR-American Depositary Receipt
 (1)  Non-income producing security.
 (2) Security restricted from resale for a period not exceeding one year. At December 31, 1999, the value of these securities totaled $757,283,521 or 5.0% of net assets.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
---------------------------------------------------------
Investments, at value
(identified cost, $10,508,690,137)        $15,009,514,121
Cash                                           90,699,036
Receivable for investments sold                 2,374,878
Interest and dividends receivable              11,946,129
Other assets                                      353,771
Tax reclaim receivable                             28,687
Deferred organization expenses                      1,989
---------------------------------------------------------
TOTAL ASSETS                              $15,114,918,611
---------------------------------------------------------

Liabilities
---------------------------------------------------------
Payable to affiliate for Trustees' fees   $         8,443
Accrued expenses                                  261,209
---------------------------------------------------------
TOTAL LIABILITIES                         $       269,652
---------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $15,114,648,959
---------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $10,613,825,235
Net unrealized appreciation (computed on
   the basis of identified cost)            4,500,823,724
---------------------------------------------------------
TOTAL                                     $15,114,648,959
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999
Investment Income
---------------------------------------------------------
Dividends (net of foreign taxes,
   $824,260)                              $   104,816,227
Interest                                       30,978,859
---------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   135,795,086
---------------------------------------------------------

Expenses
---------------------------------------------------------
Investment adviser fee                    $    51,368,943
Trustees fees and expenses                         40,972
Custodian fee                                   1,332,208
Legal and accounting services                     118,905
Amortization of organization expenses               2,176
Miscellaneous                                     105,614
---------------------------------------------------------
TOTAL EXPENSES                            $    52,968,818
---------------------------------------------------------

NET INVESTMENT INCOME                     $    82,826,268
---------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    19,286,893
   Foreign currency transactions                   (5,306)
---------------------------------------------------------
NET REALIZED GAIN                         $    19,281,587
---------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,954,982,573
   Foreign currency                                  (260)
---------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,954,982,313
---------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 1,974,263,900
---------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 2,057,090,168
---------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)             YEAR ENDED         PERIOD ENDED              YEAR ENDED
IN NET ASSETS                   DECEMBER 31, 1999  DECEMBER 31, 1998(1)      OCTOBER 31, 1998
---------------------------------------------------------------------------------------------
From operations --
   Net investment income         $    82,826,268        $    9,404,648        $   40,322,702
   Net realized gain (loss)           19,281,587            21,475,026           (88,268,073)
   Net change in unrealized
      appreciation
      (depreciation)               1,954,982,313           950,828,792           540,179,532
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS               $ 2,057,090,168        $  981,708,466        $  492,234,161
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                 $ 5,393,615,110        $  858,758,546        $4,084,235,841
   Withdrawals                    (1,040,915,654)         (121,286,161)         (462,237,336)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS     $ 4,352,699,456        $  737,472,385        $3,621,998,505
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS       $ 6,409,789,624        $1,719,180,851        $4,114,232,666
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of year             $ 8,704,859,335        $6,985,678,484        $2,871,445,818
---------------------------------------------------------------------------------------------
AT END OF YEAR                   $15,114,648,959        $8,704,859,335        $6,985,678,484
---------------------------------------------------------------------------------------------

 (1)  For the two-month period ended December 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                                   YEAR ENDED OCTOBER 31,
                                YEAR ENDED         PERIOD ENDED              -----------------------------------
                                DECEMBER 31, 1999  DECEMBER 31, 1998(1)         1998        1997       1996(2)
----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------
Expenses                                  0.46%                 0.48%(3)          0.50%       0.56%       0.66%(3)
Net investment income                     0.72%                 0.72%(3)          0.78%       0.81%       0.91%(3)
Portfolio Turnover                          11%                    3%               12%         14%          6%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $15,114,649            $8,704,859         $6,985,678  $2,871,446   $936,800
----------------------------------------------------------------------------------------------------------------

 (1)  For the two-month period ended December 31, 1998.
 (2) For the period form the start of business, December 1, 1995, to October 31, 1996.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 D Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1999, the adviser fee was 0.45% of the Portfolio's average net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1999, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the year ended December 31, 1999, purchases and sales of investments, other than short-term obligations, aggregated $2,189,568,246 and $1,178,444,732, respectively. In addition, investments having an aggregate market value of $323,735,434 at dates of withdrawal were distributed in payment for capital withdrawals. During the year ended December 31, 1999, investors contributed securities with a value of $3,191,016,822.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1999 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 4,733,822,312
    ---------------------------------------------------------
    Gross unrealized appreciation             $10,362,747,476
    Gross unrealized depreciation                 (87,055,667)
    ---------------------------------------------------------
    NET UNREALIZED APPRECIATION               $10,275,691,809
    ---------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at December 31, 1999.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1999.

7 Fiscal Year End Change
-------------------------------------------
   Effective November 1, 1998, the Portfolio changed its fiscal year-end to December 31.

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Growth Portfolio (the Portfolio) as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended December 31, 1999, the two-month period ended December 31, 1998 and for the year ended October 31, 1998, and the supplementary data for the year ended December 31, 1999, the two-month period ended December 31, 1998 and for each of the years in the two-year period ended October 31, 1998 and for the period from the start of business, December 1, 1995 to October 31, 1996. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio as of December 31, 1999, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 11, 2000

CAPITAL EXCHANGE FUND AS OF DECEMBER 31, 1999

INVESTMENT MANAGEMENT

CAPITAL EXCHANGE FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF CAPITAL EXCHANGE FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116


TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC Global Fund Services
Attention:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653


INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022


Capital Exchange Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109






157-12/99                                                          CAPSRC-12/99